Schedule of Other Current Assets (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Other Current And Non-current Assets Schedule Of Other Current Assets 1	$ 2,244,348
Other Current And Non-current Assets Schedule Of Other Current Assets 2	3,572,368
Other Current And Non-current Assets Schedule Of Other Current Assets 3	3,323,843
Other Current And Non-current Assets Schedule Of Other Current Assets 4	3,117,907
Other Current And Non-current Assets Schedule Of Other Current Assets 5	53,025
Other Current And Non-current Assets Schedule Of Other Current Assets 6	105,081
Other Current And Non-current Assets Schedule Of Other Current Assets 7	147,632
Other Current And Non-current Assets Schedule Of Other Current Assets 8	0
Other Current And Non-current Assets Schedule Of Other Current Assets 9	0
Other Current And Non-current Assets Schedule Of Other Current Assets 10	144,015
Other Current And Non-current Assets Schedule Of Other Current Assets 11	8,776
Other Current And Non-current Assets Schedule Of Other Current Assets 12	16,477
Other Current And Non-current Assets Schedule Of Other Current Assets 13	77,168
Other Current And Non-current Assets Schedule Of Other Current Assets 14	203,955
Other Current And Non-current Assets Schedule Of Other Current Assets 15	5,854,792
Other Current And Non-current Assets Schedule Of Other Current Assets 16	$ 7,159,803